Average Annual Total Returns - Class C Shares - Federated Hermes SDG Engagement Equity Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.34%	11.08%	Nov. 06, 2018	8.11%	10.66%	5.09%	8.41%	15.67%	[1]	14.02%	[1]	24.89%	[2]	17.38%	[2]

[1]	The Benchmark captures mid- and small-cap representation across 23 Developed Markets and 26 Emerging Markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.